STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Q S I Operations Inc
OPERATING EXPENSES:
Research and development	$ 27,555,000	$ 28,102,000
General and administrative	7,984,000	7,884,000
Sales and marketing	1,152,000	634,000
Total operating expenses	36,691,000	36,620,000
Loss from operations	(36,691,000)	(36,620,000)
INTEREST INCOME	104,000	833,000
OTHER EXPENSE, NET	(26,000)	(5,000)
LOSS BEFORE INCOME TAXES	(36,613,000)	(35,792,000)
PROVISION FOR INCOME TAXES
Net loss	$ (36,613,000)	$ (35,792,000)
Earnings/Basic and Diluted Redeemable Class A Common Stock	$ (5.45)	$ (5.55)
Redeemable Class A Common Stock, Basic and Diluted	6,715,314	6,453,890